LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–88.59%
Aerospace & Defense–0.35%
Curtiss-Wright Corp.	4,074	$ 566,938
HEICO Corp. Class A	1,545	177,088
Lockheed Martin Corp.	800	309,032
Raytheon Technologies Corp.	6,550	536,183
Textron, Inc.	6,428	374,495
		1,963,736
Air Freight & Logistics–0.13%
CH Robinson Worldwide, Inc.	1,686	162,379
Expeditors International of Washington, Inc.	3,559	314,295
FedEx Corp.	1,470	218,251
		694,925
Airlines–0.49%
†Alaska Air Group, Inc.	3,278	128,334
†Copa Holdings SA Class A	4,027	269,849
†Delta Air Lines, Inc.	28,904	811,046
†Southwest Airlines Co.	48,276	1,488,832
		2,698,061
Auto Components–0.03%
†Aptiv PLC	2,400	187,704
		187,704
Automobiles–0.09%
Ford Motor Co.	44,863	502,466
		502,466
Banks–7.63%
Bank of America Corp.	58,700	1,772,740
Citizens Financial Group, Inc.	131,674	4,524,319
Comerica, Inc.	5,893	418,992
East West Bancorp, Inc.	4,027	270,373
Fifth Third Bancorp	149,571	4,780,289
First Citizens BancShares, Inc. Class A	3,754	2,993,552
First Horizon Corp.	6,470	148,163
First Republic Bank	4,530	591,391
FNB Corp.	9,273	107,567
Huntington Bancshares, Inc.	462,979	6,102,063
KeyCorp	4,777	76,527
M&T Bank Corp.	45,949	8,101,728
PacWest Bancorp	2,903	65,608
Pinnacle Financial Partners, Inc.	1,311	106,322
Popular, Inc.	11,628	837,914
Regions Financial Corp.	248,394	4,985,268
Signature Bank	1,311	197,961
†SVB Financial Group	1,236	415,024
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Truist Financial Corp.	4,310	$ 187,657
Webster Financial Corp.	1,534	69,337
Wells Fargo & Co.	41,420	1,665,912
Western Alliance Bancorp	4,117	270,652
Wintrust Financial Corp.	3,559	290,236
Zions Bancorp NA	66,902	3,402,636
		42,382,231
Beverages–1.13%
†Boston Beer Co., Inc. Class A	211	68,290
Constellation Brands, Inc. Class A	12,508	2,872,838
Keurig Dr Pepper, Inc.	71,038	2,544,581
PepsiCo, Inc.	4,900	799,974
		6,285,683
Biotechnology–1.03%
AbbVie, Inc.	7,475	1,003,220
†Alnylam Pharmaceuticals, Inc.	515	103,082
Amgen, Inc.	2,340	527,436
†BioMarin Pharmaceutical, Inc.	1,124	95,281
†Exelixis, Inc.	1,967	30,843
Gilead Sciences, Inc.	13,420	827,880
†Horizon Therapeutics PLC	3,901	241,433
†Incyte Corp.	3,152	210,049
†Mirati Therapeutics, Inc.	2,341	163,495
†Neurocrine Biosciences, Inc.	3,998	424,628
†Regeneron Pharmaceuticals, Inc.	660	454,654
†Sarepta Therapeutics, Inc.	8,734	965,456
†Ultragenyx Pharmaceutical, Inc.	3,465	143,486
†United Therapeutics Corp.	1,405	294,179
†Vertex Pharmaceuticals, Inc.	770	222,946
		5,708,068
Building Products–2.08%
†Builders FirstSource, Inc.	4,991	294,070
Carlisle Cos., Inc.	18,347	5,144,682
Fortune Brands Home & Security, Inc.	64,694	3,473,421
Johnson Controls International PLC	16,484	811,342
Masco Corp.	6,050	282,475
Trane Technologies PLC	10,761	1,558,300
		11,564,290
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–5.35%
Affiliated Managers Group, Inc.	3,530	$ 394,831
Ameriprise Financial, Inc.	40,778	10,274,017
Ares Management Corp. Class A	1,311	81,216
Charles Schwab Corp.	8,560	615,207
Evercore, Inc. Class A	375	30,844
Interactive Brokers Group, Inc. Class A	839	53,620
Jefferies Financial Group, Inc.	6,450	190,275
KKR & Co., Inc.	4,908	211,044
LPL Financial Holdings, Inc.	5,014	1,095,459
Morgan Stanley	6,070	479,591
Morningstar, Inc.	890	188,965
MSCI, Inc.	792	334,058
Northern Trust Corp.	40,919	3,501,030
Raymond James Financial, Inc.	49,518	4,893,369
S&P Global, Inc.	1,592	486,117
State Street Corp.	51,245	3,116,208
Stifel Financial Corp.	1,686	87,520
T Rowe Price Group, Inc.	29,435	3,090,969
Virtu Financial, Inc. Class A	26,815	556,948
		29,681,288
Chemicals–1.56%
†Axalta Coating Systems Ltd.	1,592	33,528
Celanese Corp.	19,155	1,730,463
CF Industries Holdings, Inc.	5,681	546,796
Chemours Co.	5,432	133,899
Corteva, Inc.	6,260	357,759
DuPont de Nemours, Inc.	6,620	333,648
Eastman Chemical Co.	6,106	433,831
Huntsman Corp.	19,205	471,291
Linde PLC	1,270	342,379
RPM International, Inc.	43,778	3,647,145
Scotts Miracle-Gro Co.	1,592	68,058
Valvoline, Inc.	11,333	287,178
Westlake Corp.	3,007	261,248
		8,647,223
Commercial Services & Supplies–0.31%
†IAA, Inc.	3,184	101,410
Republic Services, Inc.	10,152	1,381,078
Waste Management, Inc.	1,500	240,315
		1,722,803
Communications Equipment–1.13%
†Ciena Corp.	6,650	268,860
Cisco Systems, Inc.	5,900	236,000
†Lumentum Holdings, Inc.	2,435	166,968
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
Motorola Solutions, Inc.	25,058	$ 5,612,240
		6,284,068
Construction & Engineering–0.14%
AECOM	3,934	268,967
MDU Resources Group, Inc.	10,583	289,445
Quanta Services, Inc.	1,630	207,646
		766,058
Construction Materials–0.70%
Martin Marietta Materials, Inc.	12,108	3,899,866
		3,899,866
Consumer Finance–0.86%
Ally Financial, Inc.	6,734	187,407
American Express Co.	3,410	460,043
Capital One Financial Corp.	2,920	269,136
Discover Financial Services	33,601	3,055,003
OneMain Holdings, Inc.	4,209	124,250
SLM Corp.	12,399	173,462
Synchrony Financial	17,634	497,103
		4,766,404
Containers & Packaging–1.74%
=†Ardagh Group SA	3,700	91,575
Avery Dennison Corp.	3,022	491,679
Ball Corp.	27,711	1,338,996
†Berry Global Group, Inc.	15,814	735,825
Crown Holdings, Inc.	1,499	121,464
Graphic Packaging Holding Co.	10,815	213,488
Packaging Corp. of America	26,630	2,990,283
Silgan Holdings, Inc.	87,842	3,692,878
		9,676,188
Distributors–1.44%
Genuine Parts Co.	20,688	3,089,132
LKQ Corp.	104,322	4,918,782
		8,007,914
Diversified Consumer Services–0.17%
H&R Block, Inc.	16,100	684,894
Service Corp. International	4,370	252,324
		937,218
Diversified Financial Services–0.43%
Apollo Global Management, Inc.	5,273	245,195
†Berkshire Hathaway, Inc. Class B	5,450	1,455,259
Equitable Holdings, Inc.	11,827	311,641
Voya Financial, Inc.	6,123	370,441
		2,382,536

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.33%
Lumen Technologies, Inc.	29,597	$ 215,466
Verizon Communications, Inc.	42,810	1,625,496
		1,840,962
Electric Utilities–3.38%
Duke Energy Corp.	13,085	1,217,167
Edison International	41,812	2,365,723
Entergy Corp.	51,710	5,203,577
Evergy, Inc.	1,873	111,256
Exelon Corp.	21,660	811,384
FirstEnergy Corp.	1,124	41,588
NextEra Energy, Inc.	11,240	881,328
NRG Energy, Inc.	16,296	623,648
OGE Energy Corp.	5,994	218,541
†PG&E Corp.	3,278	40,975
Southern Co.	4,970	337,960
Xcel Energy, Inc.	107,883	6,904,512
		18,757,659
Electrical Equipment–2.75%
Acuity Brands, Inc.	25,862	4,072,489
AMETEK, Inc.	33,937	3,848,795
Eaton Corp. PLC	5,060	674,802
Emerson Electric Co.	7,740	566,723
Hubbell, Inc.	25,595	5,707,685
nVent Electric PLC	11,820	373,630
		15,244,124
Electronic Equipment, Instruments & Components–2.51%
Amphenol Corp. Class A	51,640	3,457,814
†Arrow Electronics, Inc.	1,845	170,091
CDW Corp.	28,717	4,482,149
Corning, Inc.	11,239	326,156
Jabil, Inc.	55,125	3,181,264
†Keysight Technologies, Inc.	2,873	452,095
†Teledyne Technologies, Inc.	5,482	1,850,011
		13,919,580
Energy Equipment & Services–0.08%
Baker Hughes Co.	5,338	111,885
Halliburton Co.	14,210	349,850
		461,735
Entertainment–0.90%
Activision Blizzard, Inc.	1,077	80,064
Electronic Arts, Inc.	3,158	365,412
†Roku, Inc.	2,861	161,360
†Spotify Technology SA	2,687	231,888
†Take-Two Interactive Software, Inc.	28,555	3,112,495
†Walt Disney Co.	4,360	411,279
†Warner Bros Discovery, Inc.	53,629	616,734
		4,979,232
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts–7.88%
Alexandria Real Estate Equities, Inc.	1,077	$ 150,985
American Homes 4 Rent Class A	103,041	3,380,775
Apartment Income REIT Corp.	937	36,187
AvalonBay Communities, Inc.	17,910	3,298,843
Boston Properties, Inc.	34,158	2,560,825
Brixmor Property Group, Inc.	134,503	2,484,270
Camden Property Trust	3,240	387,018
Cousins Properties, Inc.	1,305	30,472
CubeSmart	1,075	43,065
Digital Realty Trust, Inc.	2,580	255,884
Duke Realty Corp.	3,278	158,000
Equity LifeStyle Properties, Inc.	833	52,346
Equity Residential	2,084	140,086
Essex Property Trust, Inc.	9,981	2,417,698
Federal Realty Investment Trust	16,748	1,509,330
First Industrial Realty Trust, Inc.	3,184	142,675
Gaming & Leisure Properties, Inc.	21,950	971,068
Healthcare Realty Trust, Inc. Class A	2,060	42,951
Highwoods Properties, Inc.	2,432	65,567
Host Hotels & Resorts, Inc.	92,376	1,466,931
Invitation Homes, Inc.	5,298	178,913
JBG SMITH Properties	56,093	1,042,208
Kilroy Realty Corp.	2,716	114,371
Kimco Realty Corp.	129,148	2,377,615
Life Storage, Inc.	4,369	483,910
Mid-America Apartment Communities, Inc.	12,357	1,916,200
Prologis, Inc.	2,940	298,704
Rayonier, Inc.	102,731	3,078,848
Realty Income Corp.	1,696	98,707
Regency Centers Corp.	33,737	1,816,737
Rexford Industrial Realty, Inc.	38,323	1,992,796
SBA Communications Corp.	1,610	458,287
Simon Property Group, Inc.	1,592	142,882
Spirit Realty Capital, Inc.	2,014	72,826
Sun Communities, Inc.	12,711	1,720,180
UDR, Inc.	2,622	109,364
Ventas, Inc.	32,176	1,292,510
VICI Properties, Inc.	25,424	758,906
Weyerhaeuser Co.	128,829	3,679,356
WP Carey, Inc.	36,434	2,543,093
		43,771,389

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.36%
Albertsons Cos., Inc. Class A	38,082	$ 946,719
Costco Wholesale Corp.	800	377,816
Kroger Co.	70,375	3,078,906
†U.S. Foods Holding Corp.	99,625	2,634,085
Walmart, Inc.	3,780	490,266
		7,527,792
Food Products–1.00%
Archer-Daniels-Midland Co.	10,021	806,189
Conagra Brands, Inc.	4,215	137,535
Hershey Co.	1,499	330,485
Ingredion, Inc.	3,040	244,781
Lamb Weston Holdings, Inc.	1,920	148,570
†Pilgrim's Pride Corp.	13,955	321,244
†Post Holdings, Inc.	35,995	2,948,350
Tyson Foods, Inc. Class A	9,427	621,522
		5,558,676
Gas Utilities–0.52%
National Fuel Gas Co.	46,919	2,887,864
		2,887,864
Health Care Equipment & Supplies–1.43%
†Align Technology, Inc.	3,901	807,936
†Boston Scientific Corp.	18,130	702,175
Cooper Cos., Inc.	468	123,505
DENTSPLY SIRONA, Inc.	2,248	63,731
†Globus Medical, Inc. Class A	21,878	1,303,272
†Hologic, Inc.	12,402	800,177
Teleflex, Inc.	562	113,221
Zimmer Biomet Holdings, Inc.	38,302	4,004,474
		7,918,491
Health Care Providers & Services–4.24%
†Agilon Health, Inc.	4,970	116,397
AmerisourceBergen Corp.	39,138	5,296,545
†Centene Corp.	1,860	144,727
Cigna Corp.	1,860	516,094
†DaVita, Inc.	1,779	147,248
Elevance Health, Inc.	3,020	1,371,805
†Henry Schein, Inc.	63,749	4,192,772
Laboratory Corp. of America Holdings	30,377	6,221,513
McKesson Corp.	5,805	1,972,945
†Molina Healthcare, Inc.	595	196,255
Premier, Inc. Class A	7,399	251,122
Quest Diagnostics, Inc.	1,733	212,622
UnitedHealth Group, Inc.	2,000	1,010,080
Universal Health Services, Inc. Class B	21,678	1,911,566
		23,561,691
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.41%
†Chipotle Mexican Grill, Inc.	460	$ 691,270
Darden Restaurants, Inc.	19,030	2,403,869
Domino's Pizza, Inc.	710	220,242
†Expedia Group, Inc.	26,861	2,516,607
MGM Resorts International	8,991	267,212
†Six Flags Entertainment Corp.	24,744	437,969
Travel & Leisure Co.	20,577	702,087
Wyndham Hotels & Resorts, Inc.	4,402	270,063
Yum! Brands, Inc.	2,990	317,957
		7,827,276
Household Durables–1.18%
†Mohawk Industries, Inc.	23,179	2,113,693
Newell Brands, Inc.	241,802	3,358,630
PulteGroup, Inc.	2,060	77,250
Tempur Sealy International, Inc.	1,499	36,186
Toll Brothers, Inc.	15,172	637,224
Whirlpool Corp.	2,590	349,158
		6,572,141
Household Products–0.48%
Energizer Holdings, Inc.	57,315	1,440,899
Procter & Gamble Co.	9,590	1,210,738
		2,651,637
Independent Power and Renewable Electricity Producers–0.28%
AES Corp.	38,307	865,738
Vistra Corp.	32,032	672,672
		1,538,410
Insurance–4.78%
†Alleghany Corp.	2,794	2,345,200
American Financial Group, Inc.	1,540	189,312
†Arch Capital Group Ltd.	96,145	4,378,443
Arthur J Gallagher & Co.	2,748	470,512
Assurant, Inc.	880	127,838
Axis Capital Holdings Ltd.	749	36,813
Brown & Brown, Inc.	4,706	284,619
Chubb Ltd.	2,650	481,982
Everest Re Group Ltd.	890	233,572
Fidelity National Financial, Inc.	4,450	161,090
†Globe Life, Inc.	4,084	407,175
Hartford Financial Services Group, Inc.	73,690	4,564,359
Loews Corp.	102,478	5,107,503
MetLife, Inc.	7,300	443,694
Progressive Corp.	9,860	1,145,831
RenaissanceRe Holdings Ltd.	15,409	2,163,269

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers Cos., Inc.	2,410	$ 369,212
Unum Group	2,910	112,908
W R Berkley Corp.	54,352	3,510,052
		26,533,384
Interactive Media & Services–1.15%
†Alphabet, Inc. Class A	8,640	826,416
†Alphabet, Inc. Class C	9,130	877,849
†IAC, Inc.	57,412	3,179,477
†Meta Platforms, Inc. Class A	7,360	998,605
†Pinterest, Inc. Class A	1,967	45,831
†Twitter, Inc.	10,797	473,340
		6,401,518
Internet & Direct Marketing Retail–0.16%
†Amazon.com, Inc.	4,330	489,290
eBay, Inc.	10,668	392,689
		881,979
IT Services–1.56%
Accenture PLC Class A	1,640	421,972
Amdocs Ltd.	7,894	627,178
Fidelity National Information Services, Inc.	3,079	232,680
†FleetCor Technologies, Inc.	17,709	3,119,795
Global Payments, Inc.	1,589	171,692
†Globant SA	656	122,725
†GoDaddy, Inc. Class A	42,288	2,997,373
Mastercard, Inc. Class A	850	241,689
†MongoDB, Inc.	1,077	213,849
†Toast, Inc. Class A	7,399	123,711
†Twilio, Inc. Class A	1,030	71,214
†VeriSign, Inc.	1,733	301,022
		8,644,900
Leisure Products–0.08%
Brunswick Corp.	5,440	356,048
†Mattel, Inc.	5,432	102,882
		458,930
Life Sciences Tools & Services–0.85%
†10X Genomics, Inc. Class A	281	8,003
Agilent Technologies, Inc.	15,816	1,922,435
†Avantor, Inc.	3,465	67,914
Azenta, Inc.	3,214	137,752
†Bio-Rad Laboratories, Inc. Class A	351	146,416
Bio-Techne Corp.	258	73,272
†Charles River Laboratories International, Inc.	1,288	253,478
†IQVIA Holdings, Inc.	3,560	644,859
†Maravai LifeSciences Holdings, Inc. Class A	3,372	86,087
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	749	$ 90,127
†QIAGEN NV	2,810	115,997
†Repligen Corp.	94	17,588
†Syneos Health, Inc.	3,465	163,375
Thermo Fisher Scientific, Inc.	1,710	867,295
†Waters Corp.	375	101,074
		4,695,672
Machinery–4.81%
Allison Transmission Holdings, Inc.	23,059	778,472
Crane Holdings Co.	4,094	358,389
Deere & Co.	475	158,598
Fortive Corp.	1,967	114,676
IDEX Corp.	16,847	3,366,873
Ingersoll Rand, Inc.	5,352	231,528
ITT, Inc.	54,741	3,576,777
Lincoln Electric Holdings, Inc.	34,256	4,306,664
†Middleby Corp.	33,123	4,245,375
Otis Worldwide Corp.	4,920	313,896
PACCAR, Inc.	7,118	595,705
Parker-Hannifin Corp.	3,316	803,500
Snap-on, Inc.	23,567	4,745,215
Timken Co.	50,155	2,961,151
Westinghouse Air Brake Technologies Corp.	1,686	137,156
		26,693,975
Media–1.48%
†Charter Communications, Inc. Class A	1,650	500,527
Comcast Corp. Class A	5,720	167,768
Fox Corp. Class B	18,638	531,183
†Liberty Broadband Corp. Class C	36,438	2,689,124
†Liberty Media Corp.-Liberty SiriusXM Class C	97,332	3,670,390
News Corp. Class A	7,774	117,465
Nexstar Media Group, Inc. Class A	970	161,844
Omnicom Group, Inc.	4,230	266,871
†Trade Desk, Inc. Class A	1,873	111,912
		8,217,084
Metals & Mining–0.47%
Alcoa Corp.	2,716	91,421
Freeport-McMoRan, Inc.	63,813	1,744,009
Newmont Corp.	1,245	52,327
Nucor Corp.	843	90,193
Reliance Steel & Aluminum Co.	2,388	416,491

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Steel Dynamics, Inc.	3,232	$ 229,310
		2,623,751
Mortgage Real Estate Investment Trusts (REITs)–0.02%
Rithm Capital Corp.	15,242	111,571
		111,571
Multiline Retail–0.27%
Kohl's Corp.	43,404	1,091,610
Macy's, Inc.	4,470	70,045
Target Corp.	2,410	357,620
		1,519,275
Multi-Utilities–2.65%
Ameren Corp.	1,779	143,299
CenterPoint Energy, Inc.	1,845	51,992
CMS Energy Corp.	112,888	6,574,597
DTE Energy Co.	1,592	183,160
NiSource, Inc.	2,716	68,416
Sempra Energy	12,797	1,918,782
WEC Energy Group, Inc.	64,828	5,797,568
		14,737,814
Oil, Gas & Consumable Fuels–3.31%
APA Corp.	15,735	537,980
Cheniere Energy, Inc.	10,932	1,813,728
Chevron Corp.	4,280	614,908
Coterra Energy, Inc.	159,049	4,154,360
Devon Energy Corp.	8,045	483,746
Diamondback Energy, Inc.	26,016	3,133,887
EOG Resources, Inc.	7,290	814,512
Exxon Mobil Corp.	13,920	1,215,355
Kinder Morgan, Inc.	27,500	457,600
Marathon Oil Corp.	12,925	291,846
Marathon Petroleum Corp.	6,753	670,775
Pioneer Natural Resources Co.	1,592	344,716
Targa Resources Corp.	4,348	262,358
Valero Energy Corp.	590	63,042
Williams Cos., Inc.	122,950	3,520,058
		18,378,871
Paper & Forest Products–0.07%
Louisiana-Pacific Corp.	8,050	412,080
		412,080
Personal Products–0.16%
†BellRing Brands, Inc.	43,729	901,255
		901,255
Pharmaceuticals–1.16%
Bristol-Myers Squibb Co.	7,200	511,848
†Jazz Pharmaceuticals PLC	23,883	3,183,365
Johnson & Johnson	4,230	691,013
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	8,260	$ 711,351
Pfizer, Inc.	28,680	1,255,037
Viatris, Inc.	8,616	73,408
		6,426,022
Professional Services–0.20%
†FTI Consulting, Inc.	2,248	372,516
Leidos Holdings, Inc.	1,310	114,586
ManpowerGroup, Inc.	7,793	504,129
TransUnion	2,228	132,544
		1,123,775
Real Estate Management & Development–0.73%
†CBRE Group, Inc. Class A	52,581	3,549,743
†Jones Lang LaSalle, Inc.	3,328	502,761
		4,052,504
Road & Rail–0.26%
CSX Corp.	9,940	264,801
Knight-Swift Transportation Holdings, Inc.	10,970	536,762
Landstar System, Inc.	1,086	156,786
Norfolk Southern Corp.	1,420	297,703
Schneider National, Inc. Class B	6,089	123,607
†XPO Logistics, Inc.	1,592	70,876
		1,450,535
Semiconductors & Semiconductor Equipment–0.55%
†Enphase Energy, Inc.	1,592	441,732
Lam Research Corp.	2,628	961,848
Marvell Technology, Inc.	9,178	393,828
NXP Semiconductors NV	2,680	395,327
†Qorvo, Inc.	2,384	189,313
QUALCOMM, Inc.	3,910	441,752
Skyworks Solutions, Inc.	2,658	226,648
		3,050,448
Software–2.08%
†Avalara, Inc.	1,592	146,146
†Bill.com Holdings, Inc.	260	34,416
†Black Knight, Inc.	1,705	110,365
†Cadence Design Systems, Inc.	6,084	994,308
†Crowdstrike Holdings, Inc. Class A	375	61,804
†Dropbox, Inc. Class A	6,820	141,310
†Elastic NV	1,779	127,625
†Five9, Inc.	1,686	126,416
†Freshworks, Inc. Class A	7,399	95,965
†HashiCorp, Inc. Class A	883	28,424
†HubSpot, Inc.	937	253,102
Intuit, Inc.	870	336,968
Microsoft Corp.	3,390	789,531

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†NCR Corp.	17,212	$ 327,200
†New Relic, Inc.	5,713	327,812
NortonLifeLock, Inc.	141,037	2,840,485
†Nutanix, Inc. Class A	8,313	173,160
Oracle Corp.	10,740	655,892
†Palantir Technologies, Inc. Class A	11,069	89,991
†Palo Alto Networks, Inc.	2,388	391,131
†Qualtrics International, Inc. Class A	13,281	135,201
†Smartsheet, Inc. Class A	18,497	635,557
†Synopsys, Inc.	4,566	1,394,959
†Teradata Corp.	4,402	136,726
†UiPath, Inc. Class A	6,273	79,103
VMware, Inc. Class A	5,207	554,337
†Workday, Inc. Class A	1,860	283,129
†Zendesk, Inc.	3,392	258,131
		11,529,194
Specialty Retail–2.25%
Advance Auto Parts, Inc.	1,733	270,937
†AutoNation, Inc.	4,496	458,008
†AutoZone, Inc.	2,291	4,907,162
Bath & Body Works, Inc.	68,917	2,246,694
Best Buy Co., Inc.	31,648	2,004,584
Dick's Sporting Goods, Inc.	2,063	215,872
Gap, Inc.	75,317	618,353
Lowe's Cos., Inc.	2,120	398,157
†O'Reilly Automotive, Inc.	945	664,666
Tractor Supply Co.	2,482	461,354
†Ulta Beauty, Inc.	562	225,469
		12,471,256
Technology Hardware, Storage & Peripherals–0.42%
Dell Technologies, Inc. Class C	11,958	408,605
Hewlett Packard Enterprise Co.	46,350	555,273
HP, Inc.	26,881	669,874
†Pure Storage, Inc. Class A	2,810	76,910
Seagate Technology Holdings PLC	7,890	419,985
†Western Digital Corp.	6,181	201,191
		2,331,838
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.51%
†Capri Holdings Ltd.	8,477	$ 325,856
Carter's, Inc.	39,301	2,575,395
PVH Corp.	2,482	111,194
Ralph Lauren Corp.	31,509	2,676,059
Tapestry, Inc.	94,298	2,680,892
		8,369,396
Thrifts & Mortgage Finance–0.49%
MGIC Investment Corp.	212,986	2,730,481
		2,730,481
Tobacco–0.27%
Altria Group, Inc.	10,380	419,144
Philip Morris International, Inc.	12,950	1,074,980
		1,494,124
Trading Companies & Distributors–0.29%
MSC Industrial Direct Co., Inc. Class A	5,807	422,808
†United Rentals, Inc.	1,410	380,869
†Univar Solutions, Inc.	5,601	127,367
WW Grainger, Inc.	1,358	664,320
		1,595,364
Water Utilities–0.04%
American Water Works Co., Inc.	1,124	146,300
Essential Utilities, Inc.	1,592	65,877
		212,177
Total Common Stock (Cost $407,884,832)		491,826,562

MONEY MARKET FUND–8.97%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	49,831,225	49,831,225
Total Money Market Fund (Cost $49,831,225)		49,831,225

TOTAL INVESTMENTS–97.56% (Cost $457,716,057)	541,657,787
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.44%	13,535,744
NET ASSETS APPLICABLE TO 33,741,253 SHARES OUTSTANDING–100.00%	$555,193,531

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(11)	British Pound	$(768,694)	$(780,298)	12/19/22	$11,604	$—
(10)	Euro	(1,232,687)	(1,255,164)	12/19/22	22,477	—
(10)	Japanese Yen	(870,438)	(879,322)	12/19/22	8,884	—
					42,965	—
Equity Contracts:
(86)	E-mini Russell 2000 Index	(7,180,140)	(7,736,125)	12/16/22	555,985	—
(122)	E-mini S&P 500 Index	(21,969,150)	(23,709,083)	12/16/22	1,739,933	—
10	E-mini S&P 500 Index	1,800,750	1,916,026	12/16/22	—	(115,276)
(607)	E-mini S&P MidCap 400 Index	(134,037,740)	(144,643,443)	12/16/22	10,605,703	—
9	E-mini S&P MidCap 400 Index	1,987,380	2,069,899	12/16/22	—	(82,519)
(39)	Euro STOXX 50 Index	(1,267,058)	(1,338,004)	12/16/22	70,946	—
(10)	FTSE 100 Index	(772,039)	(807,060)	12/16/22	35,021	—
(5)	Nikkei 225 Index (OSE)	(896,152)	(950,047)	12/8/22	53,895	—
					13,061,483	(197,795)
Total Futures Contracts					$13,104,448	$(197,795)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$491,734,987	$—	$91,575	$491,826,562
Money Market Fund	49,831,225	—	—	49,831,225
Total Investments	$541,566,212	$—	$91,575	$541,657,787
Derivatives:

Assets:
Futures Contracts	$13,104,448	$—	$—	$13,104,448
Liabilities:
Futures Contracts	$(197,795)	$—	$—	$(197,795)
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10